Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders’ Equity

Note 7 — Shareholders’ Equity

As of December 31, 2025, the Company had the following classes of ordinary shares:

Class A ordinary shares.

On June 30, 2023, the Company authorized 400,000,000 Class A Ordinary Shares. Every Class A Ordinary Share will confer upon its possessor one (1) voting right for all matters subject to voting. Under no circumstances are Class A Ordinary Shares convertible into Class B Ordinary Shares, and vice versa.

On February 20, 2025, the Company closed its initial public offering (“IPO”), pursuant to which it sold 1,600,000 Class A ordinary shares, par value $0.0001 per share, to the underwriters in a firm-commitment offering at an offering price of $5.00 per share. The aggregate gross proceeds of the IPO were $8,000,000 before deducting underwriting discounts and offering expenses.

As of December 31, 2025, 43,891,200 of Class A Shares were issued and outstanding.

Class B ordinary shares

On June 30, 2023, the Company authorized 100,000,000 Class B Ordinary Shares. As of December 31, 2025, 100,000,000 of Class B Shares were issued and outstanding. Each Class B Ordinary Share will grant its holder fifty (50) voting rights for these identical matters. Class B Ordinary Shares do not possess any economic interests, except for the entitlement to capital repayment in the event of liquidation.